Income taxes benefit (expense) - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits for which no deferred tax asset recognised	$ 1,044,029,000	$ 698,037,000
Tax losses	4,955,863
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 574,087	423,744
Tax rate effect from change in tax rate	15.00%
SWEDEN
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 4,031,242	2,814,699
CHINA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses	$ 885,091	$ 545,618